Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information Abstract
Entity Registrant Name	Internap Corp
Entity Central Index Key	0001056386
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false